CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 65,003	$ 102,772
Restricted Cash, Current	221	0
Accounts receivable (note 13)	168,503	143,798
Inventories (note 14)	53,026	40,913
Prepaids and other (note 15)	8,006	6,530
Total current assets	294,759	294,013
Property and equipment (note 16)	42,977	34,180
Intangible assets (note 17)	108,599	74,863
Goodwill (note 18)	218,516	154,114
Deferred income taxes (note 10)	12,197	16,039
Other assets	12,058	5,250
Total assets	689,106	578,459
Current liabilities
Accounts payable and accrued liabilities (note 19)	172,395	167,500
Deferred revenue and credits	5,455	5,263
Total current liabilities	177,850	172,763
Long-term obligations (note 20)	36,637	32,654
Deferred income taxes (note 10)	7,702	11,458
Total liabilities	222,189	216,875
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 35,861,510 shares (December 31, 2016 — 31,859,960 shares)	427,748	342,450
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 222,639 shares (December 31, 2016 — 355,471 shares)	(3,216)	(5,134)
Additional paid-in capital	27,962	24,976
Retained earnings	16,899	13,718
Accumulated other comprehensive loss (note 21)	(2,476)	(14,426)
Total equity	466,917	361,584
Total liabilities and equity	$ 689,106	$ 578,459